Discontinued Operations - Summary of Carrying Amounts of Assets and Liabilities Sold (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash	$ 108,490	$ 45,075	$ 41,761
Accounts receivable (note 7)	229	943
Inventories (note 8)		9,377
Prepaids	5,071	14,486
Other long-term assets (note 9)	362	1,353
Capital assets (note 10)	5,483	18,791
Right-of-use assets (note 11)	1,609	8,557	$ 33,254
Intangible assets (note 12)	3,516	15,492
Deferred tax assets (note 26)	454	572
Total assets	126,053	117,784
Accounts payable and accrued liabilities (note 13)	7,343	16,835
Current portion of lease liabilities (note 14)	7,194	6,946
Long-term portion of lease liabilities (note 14)	15,277	26,506
Total liabilities	92,172	$ 102,772
Discontinued Operations | Bioseparations Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash	6,794
Accounts receivable (note 7)	1,148
Inventories (note 8)	8,313
Prepaids	236
Other long-term assets (note 9)	48
Capital assets (note 10)	8,483
Right-of-use assets (note 11)	3,300
Intangible assets (note 12)	370
Deferred tax assets (note 26)	12
Total assets	28,704
Accounts payable and accrued liabilities (note 13)	2,163
Deferred revenue	370
Current portion of lease liabilities (note 14)	809
Long-term portion of deferred revenues	87
Long-term portion of lease liabilities (note 14)	3,260
Total liabilities	6,689
Net assets sold	22,015
Discontinued Operations | Plasma Collection Centers
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Accounts receivable (note 7)	137
Inventories (note 8)	8,441
Prepaids	21
Other long-term assets (note 9)	54
Capital assets (note 10)	2,376
Right-of-use assets (note 11)	2,000
Intangible assets (note 12)	1,092
Total assets	14,121
Accounts payable and accrued liabilities (note 13)	639
Current portion of lease liabilities (note 14)	665
Long-term portion of lease liabilities (note 14)	1,968
Total liabilities	3,272
Net assets sold	10,849
Discontinued Operations | Ryplazim Business
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Accounts receivable (note 7)	1,879
Inventories (note 8)	4,640
Prepaids	399
Other long-term assets (note 9)	50
Capital assets (note 10)	9,304
Right-of-use assets (note 11)	3,795
Intangible assets (note 12)	7,277
Total assets	27,344
Accounts payable and accrued liabilities (note 13)	2,887
Current portion of lease liabilities (note 14)	986
Long-term portion of lease liabilities (note 14)	3,930
Total liabilities	7,803
Net assets sold	$ 19,541